Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Select Large Cap Value Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,427		$ 9,112	$ 11,013	$ 12,378	$ 11,749	$ 11,633	$ 18,530	$ 18,780	$ 17,656	$ 21,659	$ 23,194
Columbia Select Large Cap Value Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,588	11,507	12,835	12,090	11,887	18,785	18,895	17,633	21,473	22,822
Columbia Select Large Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,689	11,743	13,229	12,585	12,496	19,953	20,271	19,110	23,503	25,233
Columbia Select Large Cap Value Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,699	11,767	13,260	12,624	12,540	20,032	20,363	19,208	23,641	25,407
Columbia Select Large Cap Value Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,704	11,777	13,285	12,653	12,577	20,097	20,438	19,292	23,755	25,536
Columbia Select Large Cap Value Fund - Class R [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		9,639	11,626	13,033	12,339	12,185	19,371	19,586	18,367	22,475	24,014
Columbia Select Large Cap Value Fund - Class S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,666	11,683	13,131	12,463	12,341	19,657	19,922	18,730	22,977	24,647
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,172	11,948	13,667	14,184	16,005	22,458	22,391	23,045	29,540	33,535
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 9,994	$ 11,459	$ 12,404	$ 12,584	$ 12,377	$ 17,871	$ 18,037	$ 17,217	$ 20,955	$ 22,822